Income and Social Contribution Taxes (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Income and Social Contribution Taxes recoverable

	2017	2016
Current
Income tax	224	436
Social contribution tax	116	154

	340	590
Non-current
Income tax	7	98
Social contribution tax	14	14

	21	112

	361	702

Summary of Deferred Income and Social Contribution Taxes

The Company has tax credits for income tax and the Social Contribution tax, arising from balances of tax losses, negative base for the Social Contribution tax, and temporary differences, at the rates of 25% (for Income tax) and 9% (for the Social Contribution tax), as follows:

	2017	2016
Deferred tax assets
Tax loss carryforwards	524	290
Provisions	1,093	1,027
Post-retirement obligations	1,179	1,175
Estimated provision for doubtful receivables	207	229
Taxes with suspended liability	14	202
Paid concession	8	8
Adjustment to fair value: Swap/loss	13	—
Others	14	22

Total	3,052	2,953

Deferred tax liabilities
Funding cost	(31)	(45)
Deemed cost	(276)	(268)
Cost of acquisition of equity interests	(464)	(481)
Borrowing costs capitalized	(166)	(149)
Taxes on revenues not redeemed – Presumed Profit accounting method	(1)	(2)
Transmission assets: Indemnity gain	(937)	(517)
Adjustment to expectation of cash flow from the indemnifiable Financial assets of the distribution concession	—	(271)
Others	(41)	(5)

Total	(1,916)	(1,738)

Total, net	1,136	1,215

Total assets	1,871	1,797
Total liabilities	(735)	(582)

Summary of Changes in Deferred Income and Social Contribution Taxes

The changes in deferred income and Social Contribution taxes were as follows:

Balance at December 31, 2014	635

Effects allocated to Statement of income	(12)
Effects allocated to Statement of comprehensive income	191
Realized	(5)

Balance at December 31, 2015	809

Effects allocated to Statement of income	141
Effects allocated to Statement of comprehensive income	265

Balance at December 31, 2016	1,215

Effects allocated to Statement of income	(198)
Effects allocated to Statement of comprehensive income	133
Variations in deferred tax assets and liabilities	(14)

Balance at December 31, 2017	1,136

Summary of Estimated Balance of Deferred Tax Asset	The Company estimated that the balance of deferred tax asset on December 31, 2017 will be realized, as follows:

2018	421
2019	477
2020	476
2021	452
2022	465
2023–2025	493
2026–2027	268

3,052

Summary of Reconciliation of Statutory on Income and Social Contribution Taxes

This table reconciles the statutory income tax (rate 25%) and social contribution tax (rate 9%) with the current income tax expense in the Statement of income:

	2017	2016	2015
Profit before income and Social Contribution taxes	1,646	367	3,362
Income tax and Social Contribution tax – nominal expense	(560)	(125)	(1,143)
Tax effects applicable to:
Gain (loss) in subsidiaries by equity method (net of effects of Interest on Equity)	(129)	(132)	105
Interest on Equity	—	129	68
Gain on formation of Aliança Geração	—	—	87
Gain on dilution of an equity interest	8	—	—
Deduction – Intangible assets of concession amortized – capital gain –Taesa	—	20	—
Non-deductible contributions and donations	(6)	(4)	(7)
Tax incentives	11	3	43
Tax credits not recognized	—	5	(1)
Difference between Presumed Profit and Real Profit	81	126	25
Non-deductible penalties	(14)	(16)	(10)
Excess reactive power and demand	(2)	(12)	(11)
Write-down of part of estimated losses for doubtful debtors	—	(22)	(32)
Others	(33)	(5)	(17)

Income tax and Social Contribution – effective gain (expense)	(644)	(33)	(893)

Current tax	(446)	(174)	(881)
Deferred tax	(198)	141	(12)

	(644)	(33)	(893)
Effective rate	39.13%	8.99%	26.56%